UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-10603

Name of Fund:  Western Asset Premier Bond Fund

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
         James W. Hirschmann, President, Western Asset Premier Bond Fund 100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003


Item 1 - Report to Shareholders


Annual Report to Shareholders

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

General Market Performance
   The year 2003 was truly remarkable in many respects. The U.S. military overturned Iraq's government in record-setting fashion; the U.S. economy staged a surprising and robust rebound; the equity market surged, reasserting its dominance over the bond market after three years of underperformance; credit spreads experienced an unparalleled contraction after 5 years of widening; and despite all the good news, the Federal Reserve lowered and held short-term interest rates to a mere 1% even as Treasury yields drifted higher. On a disturbing note, however, the dollar plunged, gold and commodity prices soared, breakeven spreads on Treasury Inflation-Protected Securities (TIPS) reached new highs, and the Fed insisted repeatedly that these harbingers of rising inflation were trumped by the economy's so-called excess capacity, thus, in our view, officially sanctioning higher inflation for the first time in over 20 years. Non-government bonds thrived in this environment, as a stronger economy boosted confidence in the overall outlook for earnings, and easy money gave pricing power back to an increasing number of industries. Plus, the low level of yields on Treasuries dramatically enhanced the appeal of the higher yields available on corporate and high-yield debt. Mortgage-backed investors struggled to cope with by far the most rapid pace of prepayments in history, but fortunately the system survived an unprecedented bout of volatility in late summer. Easy money and improving economic conditions also helped high-yield and emerging-market debt markets to flourish.

Fund Performance
   With a strong emphasis on the BBB sector of the corporate bond market and a secondary emphasis on emerging market and high-yield debt securities, the Fund was favorably exposed to a friendly climate throughout the year. The Fund was able to pay monthly dividends at an annualized rate of 8.5%, and its total return (price gains/losses plus interest income, net of expenses) was 21.6% for the year. For reference, the Lehman Brothers BAA Credit Index had a total return of 11.9% for the year, and the Lehman High-Yield Index had a total return of 20.0%. The fund's share price rose from $14.45 to $15.85 over the course of the year.

                                      1

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS
December 31, 2003
(Amounts in Thousands)

Western Asset Premier Bond Fund


                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE    PAR       VALUE
                                             ------------------------------------------------
Long-Term Securities                           135.7%

Corporate Bonds and Notes                       82.9%

  Advertising                                    0.3%
    Vertis Inc.                                         10.875% 06/15/09 $  500 $    531
                                                                                --------

  Aerospace/Defense                              3.0%
    Armor Holdings, Inc.                                 8.250% 08/15/13    220      235/A/
    Systems 2001 Asset Trust                             6.664% 09/15/13    312      344/A/
    Esterline Technologies Corporation                   7.750% 06/15/13    250      269/A/
    Northrop Grumman Corporation                         7.750% 02/15/31  1,000    1,216
    Raytheon Company                                     6.750% 08/15/07  1,000    1,108/B/
    Raytheon Company                                     7.200% 08/15/27  1,000    1,093
    TD Funding Corp.                                     8.375% 07/15/11    200      213
    The Boeing Company                                   6.125% 02/15/33    600      602
                                                                                --------
                                                                                   5,080
                                                                                --------
  Apparel                                        0.6%
    Oxford Industries, Inc.                              8.875% 06/01/11    500      547/A/
    Russell Corporation                                  9.250% 05/01/10    500      518
                                                                                --------
                                                                                   1,065
                                                                                --------
  Auto Parts and Equipment                       0.5%
    Keystone Automotive Operations Inc.                  9.750% 11/01/13    240      258/A/
    TRW Automotive                                      11.000% 02/15/13    155      182
    TRW Automotive                                       9.375% 02/15/13    118      135
    Tenneco Automotive Inc.                             10.250% 07/15/13    230      262
                                                                                --------
                                                                                     837
                                                                                --------
  Automotive                                     3.8%
    Asbury Automotive Group Inc.                         9.000% 06/15/12    375      397
    Asbury Automotive Group Inc.                         8.000% 03/15/14     30       30/A/
    DaimlerChrysler NA Holdings Corp.                    7.300% 01/15/12  1,000    1,113
    DaimlerChrysler NA Holdings Corp.                    8.500% 01/18/31  1,000    1,195
    Ford Motor Company                                   7.450% 07/16/31  2,700    2,728
    General Motors Corporation                           8.375% 07/15/33    800      929
                                                                                --------
                                                                                   6,392
                                                                                --------
  Banking and Finance                            4.2%
    Boeing Capital Corporation                           6.500% 02/15/12  1,000    1,093
    Ford Motor Credit Company                            7.250% 10/25/11  1,700    1,844
    Fuji JGB Inv LLC                                     9.870% 06/30/08    790      893/A,C/
    General Motors Acceptance Corporation                7.000% 02/01/12  1,500    1,613
    Household Finance Corporation                        4.750% 07/15/13  1,670    1,624
                                                                                --------
                                                                                   7,067
                                                                                --------

                                      2




                                                       % OF            MATURITY
                                                    NET ASSETS  RATE     DATE    PAR       VALUE
                                                    ------------------------------------------------
Corporate Bonds and Notes--Continued

  Banks                                                1.1%
    Bank One Corporation                                        5.250% 01/30/13 $1,300 $  1,334
    Washington Mutual Bank FA                                   5.500% 01/15/13    440      454
                                                                                       --------
                                                                                          1,788
                                                                                       --------
  Building Materials                                   0.6%
    Nortek Holdings, Inc.                                      10.000% 05/15/11    370      267/A,C/
    Nortek Holdings, Inc.                                       9.875% 06/15/11    750      827
                                                                                       --------
                                                                                          1,094
                                                                                       --------
  Cable                                                1.6%
    Charter Communication Holdings II                          10.250% 09/15/10    410      431/A/
    Charter Communication Holdings II                           9.625% 11/15/09    360      317
    Comcast Cable Communications, Inc.                          6.750% 01/30/11    500      556
    Comcast Corporation                                         7.050% 03/15/33  1,000    1,088
    LodgeNet Entertainment Corporation                          9.500% 06/15/13    221      242
                                                                                       --------
                                                                                          2,634
                                                                                       --------
  Chemicals                                            2.7%
    Equistar Chemicals LP/Equistar Funding Corp.               10.625% 05/01/11    153      169
    Equistar Chemicals LP/Equistar Funding Corp.               10.625% 05/01/11    110      122/A/
    FMC Corporation                                            10.250% 11/01/09    203      237
    Huntsman International LLC                                  9.875% 03/01/09    250      274
    Huntsman International LLC                                 10.125% 07/01/09    250      257
    IMC Global Inc.                                            11.250% 06/01/11    300      330
    Lyondell Chemical Company                                   9.625% 05/01/07    108      114
    Nalco Company                                               8.875% 11/15/13    160      170/A/
    The Dow Chemical Company                                    6.000% 10/01/12  2,500    2,632
    Westlake Chemical Corporation                               8.750% 07/15/11    250      274/A/
                                                                                       --------
                                                                                          4,579
                                                                                       --------
  Computers Services and Systems                       0.6%
    Electronic Data Systems Corporation                         7.450% 10/15/29    500      500
    International Business Machines Corporation                 4.750% 11/29/12    240      240
    Viasystems, Inc.                                           10.500% 01/15/11    260      278/A/
                                                                                       --------
                                                                                          1,018
                                                                                       --------
  Construction Machinery                               0.2%
    H&E Equipment Services LLC                                 11.125% 06/15/12    360      362
                                                                                       --------

  Diversified Financial Services                       2.8%
    CIT Group Inc.                                              7.750% 04/02/12  1,600    1,891
    Citigroup Inc.                                              6.625% 06/15/32  1,000    1,083

                                      3

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Western Asset Premier Bond Fund--Continued


                                                      % OF            MATURITY
                                                   NET ASSETS  RATE     DATE    PAR      VALUE
                                                   ----------------------------------------------
Corporate Bonds and Notes--Continued

  Diversified Financial Services--Continued
    General Electric Capital Corporation                       4.250% 01/15/08 $  740 $    765
    General Electric Capital Corporation                       6.000% 06/15/12    700      759
    General Electric Capital Corporation                       5.450% 01/15/13    250      260
                                                                                      --------
                                                                                         4,758
                                                                                      --------
  Diversified Services                                1.4%
    Loews Corporation                                          3.125% 09/15/07  2,500    2,416/D/
                                                                                      --------

  Drug & Grocery Store Chains                         0.3%
    Safeway Inc.                                               5.800% 08/15/12    500      517
                                                                                      --------

  Electric                                            3.7%
    Exelon Generation Company LLC                              6.950% 06/15/11  2,000    2,246
    Niagra Mohawk Power Corporation                            7.750% 10/01/08  1,500    1,741
    Oncor Electric Delivery Company                            7.000% 09/01/22    250      275
    Orion Power Holdings, Inc.                                12.000% 05/01/10    500      607
    The AES Corporation                                        8.500% 11/01/07    210      213
    The AES Corporation                                        9.500% 06/01/09     97      108
    The AES Corporation                                        9.000% 05/15/15    500      565/A/
    The Cleveland Electric Illuminating Company                5.650% 12/15/13    500      492/A/
                                                                                      --------
                                                                                         6,247
                                                                                      --------
  Energy                                              4.3%
    American Electric Power Company, Inc.                      6.125% 05/15/06    750      808
    Calpine Corporation                                        8.500% 02/15/11    892      706
    Dominion Resources, Inc.                                   5.700% 09/17/12    770      811
    Duke Energy Corporation                                    6.250% 01/15/12    250      270
    FirstEnergy Corp.                                          5.500% 11/15/06    750      777
    FirstEnergy Corp.                                          6.450% 11/15/11  1,110    1,151
    FirstEnergy Corp.                                          7.375% 11/15/31  1,390    1,422
    MidAmerican Energy Holdings Company                        5.875% 10/01/12    250      262
    Progress Energy, Inc.                                      7.100% 03/01/11    250      282
    Progress Energy, Inc.                                      6.850% 04/15/12    750      836
                                                                                      --------
                                                                                         7,325
                                                                                      --------
  Entertainment                                       0.6%
    Regal Cinemas, Inc.                                        9.375% 02/01/12    500      565
    Six Flags, Inc.                                            9.750% 06/15/07    500      524
                                                                                      --------
                                                                                         1,089
                                                                                      --------

                                      4




                                                     % OF            MATURITY
                                                  NET ASSETS  RATE     DATE    PAR      VALUE
                                                  ----------------------------------------------
Corporate Bonds and Notes--Continued
  Environmental Services                             3.2%
    Allied Waste North America Incorporated                  10.000% 08/01/09 $  788 $    851
    IMCO Recycling, Inc.                                     10.375% 10/15/10    320      329/A/
    Republic Services, Inc.                                   6.750% 08/15/11    750      838
    Waste Management, Inc.                                    7.375% 08/01/10  1,000    1,156
    Waste Management, Inc.                                    7.375% 05/15/29  2,000    2,251
    Waste Management, Inc.                                    7.750% 05/15/32     40       47
                                                                                     --------
                                                                                        5,472
                                                                                     --------
  Food, Beverage and Tobacco                         3.3%
    Altria Group, Inc.                                        7.750% 01/15/27  1,000    1,079/B/
    DIMON Incorporated                                        9.625% 10/15/11    500      558
    Nabisco Incorporated                                      7.550% 06/15/15  1,500    1,795
    R.J. Reynolds Tobacco Holdings, Inc.                      7.750% 05/15/06  2,000    2,100
                                                                                     --------
                                                                                        5,532
                                                                                     --------
  Gaming                                             1.3%
    Ameristar Casinos, Inc.                                  10.750% 02/15/09    500      575
    Coast Hotels and Casinos, Inc.                            9.500% 04/01/09    230      243
    Inn of the Mountain Gods                                 12.000% 11/15/10     50       53/A/
    Isle of Capri Casinos, Inc.                               9.000% 03/15/12    250      278
    Pinnacle Entertainment, Inc.                              9.250% 02/15/07    500      518
    Wynn Las Vegas, LLC                                      12.000% 11/01/10    500      589
                                                                                     --------
                                                                                        2,256
                                                                                     --------

  Gas and Pipeline Utilities                         4.6%
    Duke Energy Field Services Corporation LLC                7.875% 08/16/10    750      879
    Dynegy Holdings Inc.                                      8.750% 02/15/12  1,500    1,513
    Kinder Morgan, Inc.                                       6.650% 03/01/05  1,000    1,056
    Kinder Morgan Energy Partners, L.P.                       7.125% 03/15/12    500      573
    Panhandle Eastern Pipe Line Company                       4.800% 08/15/08    400      412/A/
    Texas Eastern Transmission                                5.250% 07/15/07    750      798
    Western Gas Resources, Inc.                              10.000% 06/15/09    270      290
    The Williams Companies, Inc.                              8.625% 06/01/10    402      451
    The Williams Companies, Inc.                              7.500% 01/15/31    500      506
    The Williams Companies, Inc.                              8.750% 03/15/32  1,200    1,356
                                                                                     --------
                                                                                        7,834
                                                                                     --------
  Healthcare                                         0.5%
    Fresenius Medical Care Capital Trust II                   7.875% 02/01/08    250      267
    Tenet Healthcare Corporation                              7.375% 02/01/13    550      553
                                                                                     --------
                                                                                          820
                                                                                     --------

                                      5

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Western Asset Premier Bond Fund--Continued

                                           % OF            MATURITY
                                        NET ASSETS  RATE     DATE    PAR      VALUE
                                        ----------------------------------------------
Corporate Bonds and Notes--Continued
  Home Building                            0.6%
    Atrium Companies, Inc.                         10.500% 05/01/09 $  500 $    535
    Schuler Homes, Inc.                             9.375% 07/15/09    500      563
                                                                           --------
                                                                              1,098
                                                                           --------

  Insurance                                0.3%
    Willis Corroon Corporation                      9.000% 02/01/09    500      525
                                                                           --------

  Investment Banking/Brokerage             3.7%
    Credit Suisse First Boston, USA                 6.500% 01/15/12  1,125    1,252
    J.P. Morgan Chase & Co.                         6.625% 03/15/12  1,750    1,955
    Morgan Stanley Dean Witter & Co.                6.600% 04/01/12  1,500    1,675
    The Goldman Sachs Group, Inc.                   6.600% 01/15/12  1,200    1,341
                                                                           --------
                                                                              6,223
                                                                           --------
  Lodging/Hotels                           0.6%
    Extended Stay America, Inc.                     9.875% 06/15/11    500      560
    Felcor Lodging LP                              10.000% 09/15/08    108      117
    HMH Properties Inc.                             7.875% 08/01/08    250      260
                                                                           --------
                                                                                937
                                                                           --------
  Machinery                                1.2%
    AGCO Corporation                                9.500% 05/01/08    281      308
    Case New Holland, Inc.                          9.250% 08/01/11    380      425/A/
    Joy Global Inc.                                 8.750% 03/15/12    330      368
    NMHG Holdings Co.                              10.000% 05/15/09    295      326
    Terex Corporation                              10.375% 04/01/11    500      560
                                                                           --------
                                                                              1,987
                                                                           --------
  Manufacturing (Diversified)              1.4%
    Eastman Kodak Co.                               7.250% 11/15/13    600      630
    Interface, Inc.                                10.375% 02/01/10    250      264
    Jacuzzi Brands, Inc.                            9.625% 07/01/10    395      434/A/
    Koppers Inc.                                    9.875% 10/15/13    380      419/A/
    Norcraft Companies, L.P.                        9.000% 11/01/11    320      346/A/
    Rayovac Corporation                             8.500% 10/01/13    220      233
                                                                           --------
                                                                              2,326
                                                                           --------
  Materials and Basic Industry             0.1%
    Hexcel Corporation                              9.875% 10/01/08    169      191
                                                                           --------

  Media                                    3.1%
    AOL Time Warner Inc.                            6.150% 05/01/07    250      272
    AOL Time Warner Inc.                            6.875% 05/01/12  1,400    1,575

                                      6




                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE    PAR      VALUE
                                          ----------------------------------------------
Corporate Bonds and Notes--Continued

  Media--Continued
    AOL Time Warner Inc.                              7.700% 05/01/32 $  750 $    875
    Liberty Media Corporation                         3.750% 02/15/30  1,860    1,216/D/
    News America Holdings Incorporated                6.625% 01/09/08    300      334
    News America Holdings Incorporated                8.875% 04/26/23    400      513
    Paxson Communications Corporation                10.750% 07/15/08    500      546
                                                                             --------
                                                                                5,331
                                                                             --------

  Medical Care Facilities                    1.1%
    AmeriPath, Inc.                                  10.500% 04/01/13    500      532
    Ardent Health Services                           10.000% 08/15/13    280      305/A/
    Extendicare Health Services, Inc.                 9.500% 07/01/10    500      555
    Genesis Healthcare Corp.                          8.000% 10/15/13    130      136/A/
    Vanguard Health Systems, Inc.                     9.750% 08/01/11    250      271
                                                                             --------
                                                                                1,799
                                                                             --------
  Metals and Mining                          0.5%
    Alcoa Inc.                                        5.375% 01/15/13    750      784
                                                                             --------

  Oil and Gas                                5.2%
    Amerada Hess Corporation                          7.300% 08/15/31    450      465
    Anadarko Finance Company                          6.750% 05/01/11    750      850
    Anadarko Finance Company                          7.500% 05/01/31  1,000    1,171
    ConocoPhillips                                    4.750% 10/15/12  1,000    1,004
    Devon Energy Corporation                          7.950% 04/15/32  1,000    1,206
    El Paso CPG Co.                                   6.375% 02/01/09    333      297
    El Paso CPG Co.                                   7.750% 06/15/10  1,496    1,412
    El Paso Corporation                               7.625% 07/15/11    500      463
    Hanover Compressor Company                        8.625% 12/15/10    170      177
    Occidental Petroleum Corporation                  6.750% 01/15/12    500      564
    Parker Drilling Company                          10.125% 11/15/09    250      265
    Valero Energy Corporation                         7.500% 04/15/32    400      446
    Vintage Petroleum, Inc.                           7.875% 05/15/11    500      528
                                                                             --------
                                                                                8,848
                                                                             --------
  Paper and Forest Products                  2.9%
    Georgia-Pacific Corp.                             8.125% 05/15/11    363      399
    Georgia-Pacific Corp.                             9.500% 12/01/11    250      290
    Georgia-Pacific Corp.                             8.875% 05/15/31    202      222
    MeadWestvaco Corporation                          6.850% 04/01/12    500      550
    Potlatch Corporation                             10.000% 07/15/11    725      808

                                      7

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Western Asset Premier Bond Fund--Continued

                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE    PAR      VALUE
                                            ----------------------------------------------
Corporate Bonds and Notes--Continued
  Paper and Forest Products--Continued
    Weyerhaeuser Company                                6.750% 03/15/12 $1,500 $  1,636
    Weyerhaeuser Company                                7.375% 03/15/32  1,000    1,087
                                                                               --------
                                                                                  4,992
                                                                               --------
  Publishing                                   0.3%
    Dex Media East LLC                                  9.875% 11/15/09    250      286
    Dex Media East LLC                                 12.125% 11/15/12    187      230
                                                                               --------
                                                                                    516
                                                                               --------

  Rental Auto/Equipment                        0.1%
    NationsRent, Inc.                                   9.500% 10/15/10    210      226/A/
                                                                               --------

  Retail                                       0.5%
    Hollywood Entertainment Corporation                 9.625% 03/15/11    750      806
                                                                               --------

  Retail (Food Chains)                         0.2%
    Domino's Inc.                                       8.250% 07/01/11    381      408/A/
                                                                               --------

  Special Purposes                             1.0%
    Air 2 U.S. Series A                                 8.027% 10/01/19    331      281/A/
    Couche-Tard U.S. Finance                            7.500% 12/15/13    210      220/A/
    Kraton Polymers LLC                                 8.125% 01/15/14    150      156/A/
    River Rock Entertainment                            9.750% 11/01/11    230      247/A/
    Sensus Metering Systems                             8.625% 12/15/13    240      246/A/
    UCAR Finance Inc.                                  10.250% 02/15/12    500      575
                                                                               --------
                                                                                  1,725
                                                                               --------
  Storage Facilities                           0.2%
    Mobile Mini, Inc.                                   9.500% 07/01/13    239      263/A/
                                                                               --------

  Telecommunications                           6.4%
    AT&T Corp.                                          8.050% 11/15/11  2,000    2,302
    BellSouth Corporation                               6.000% 10/15/11  1,000    1,084
    Cincinnati Bell Inc.                                8.375% 01/15/14    130      140/A/
    Citizens Communications Company                     8.500% 05/15/06    250      273
    EchoStar DBS Corporation                           10.375% 10/01/07    210      230
    EchoStar DBS Corporation                            9.125% 01/15/09    110      123
    Insight Communications Company, Inc.               12.125% 02/15/11    499      427/C/
    PanAmSat Corporation                                8.500% 02/01/12    380      422
    Qwest Capital Funding, Inc.                         7.750% 02/15/31  1,000      920
    Qwest Corporation                                   6.875% 09/15/33    500      475

                                      8



                                                        % OF            MATURITY
                                                     NET ASSETS  RATE     DATE    PAR       VALUE
                                                     ------------------------------------------------
Corporate Bonds and Notes--Continued

  Telecommunications--Continued
    SBC Communication Inc.                                       6.250% 03/15/11 $1,000 $  1,095/B/
    Sprint Capital Corporation                                   6.000% 01/15/07  1,500    1,602
    Sprint Capital Corporation                                   8.375% 03/15/12  1,000    1,168
    TCI Communications, Inc.                                     9.650% 03/31/27    500      602
                                                                                        --------
                                                                                          10,863
                                                                                        --------
  Telecommunications (Cellular/Wireless)                1.8%
    ACC Escrow Corp.                                            10.000% 08/01/11    280      312
    AT&T Wireless Services, Inc.                                 7.500% 05/01/07    500      561
    AT&T Wireless Services, Inc.                                 8.125% 05/01/12    500      588
    Cingular Wireless LLC                                        6.500% 12/15/11    250      273
    Motorola, Inc.                                               7.625% 11/15/10    400      460

  Telecommunications (Cellular/Wireless)--Continued
    Nextel Communications, Inc.                                  9.375% 11/15/09     51       56
    Nextel Communications, Inc.                                  5.250% 01/15/10    290      294/D/
    SBA Communications Corp.                                     9.750% 12/15/11    420      296/A,C/
    Verizon Wireless Capital LLC                                 5.375% 12/15/06    250      267
                                                                                        --------
                                                                                           3,107
                                                                                        --------
  Transportation                                        6.5%
    Continental Airlines, Inc.                                   8.048% 11/01/20    840      861
    Continental Airlines, Inc.                                   7.373% 12/15/15    123      107
    Delta Airlines, Inc.                                         6.718% 01/02/23  3,537    3,785
    Kansas City Southern Railway                                 9.500% 10/01/08    275      305
    Quality Distribution LLC                                     9.000% 11/15/10    110      115/A/
    Union Pacific Corporation                                    6.125% 01/15/12  2,000    2,167/B/
    United Air Lines, Inc.                                       7.783% 01/01/14    643      533
    US Airways, Inc.                                             6.760% 04/15/08  1,652    1,443
    US Airways, Inc.                                             8.360% 01/20/19  1,743    1,759
                                                                                        --------
                                                                                          11,075
                                                                                        --------
Total Corporate Bonds and Notes
   (Identified Cost--$130,359)                                                           140,743
-----------------------------------------------------------------------------------------------------
Asset-Backed Securities                                 9.9%

  Fixed Rate Securities                                 9.6%
    ACE 2002-M Trust                                             0.000% 10/13/17    312        6/B,E/
    ARG Funding Corp. 1999-IA                                    6.020% 05/20/05    833      839/A/
    Banagricola DPR Funding                                      2.213% 03/15/10  2,500    2,491/A/
    Captiva CBO 1997-1 Ltd.                                      6.860% 11/30/09    682      682/A/
    Conseco Finance Securitizations Corp. 2000-4                 7.730% 04/01/31  2,000    2,039

                                      9

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Western Asset Premier Bond Fund--Continued


                                                         % OF           MATURITY
                                                      NET ASSETS  RATE    DATE    PAR       VALUE
                                                      -----------------------------------------------
Asset-Backed Securities--Continued

  Fixed Rate Securities--Continued
    Conseco Finance Securitizations Corp. 2002-1                 6.681% 12/01/32 $2,086 $  2,123
    Conseco Recreational Enthusiast Consumer Trust
     2000-A                                                      8.480% 11/15/20  1,500    1,568
    Contimortgage Home Equity Loan Trust 1997-4                  7.330% 10/15/28    797      399
    Green Tree Financial Corporation 1992-2                      9.150% 01/15/18  1,277    1,223
    Green Tree Financial Corporation 1999-4                      6.970% 05/01/31  1,402    1,454
    Pegasus Aviation Lease Securitization 2000-1                 8.370% 03/25/30  1,300      777/A/
    Saxson Asset Securities Trust 2000-2                         8.370% 07/25/30  2,000    2,065
    Vanderbilt Mortgage Finance 1997-B                           8.155% 10/07/26    750      718
                                                                                        --------
                                                                                          16,384
                                                                                        --------
  Floating Rate Securities                               0.1%
    Korea Asset Funding Ltd. 2000-1A                              3.20% 02/10/09     90       89/A,H/
                                                                                        --------

  Stripped Securities                                    0.2%
    Bayview Financial Acquisition Trust 2002-FA                   5.50% 06/25/05  6,000      376/A,F/
                                                                                        --------

Total Asset-Backed Securities
   (Identified Cost--$17,129)                                                             16,849
-----------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                               4.0%

  Fixed Rate Securities                                  3.9%
    Asset Securization Corporation 1996-D2                       6.920% 02/14/29    556      591
    Commercial Mortgage Acceptance Corporation
     1997-ML1                                                    6.570% 12/15/30  1,250    1,366
    Commercial Mortgage Acceptance Corporation
     1997-ML1                                                    6.735% 12/15/30  1,720    1,863
    Enterprise Mortgage Acceptance Company 1998-1                6.110% 01/15/25    195      194/A/
    Enterprise Mortgage Acceptance Company 1999-1                6.420% 10/15/25    455      196/A/
    GMAC Commercial Mortgage Security Inc. 1998-C1               6.700% 05/15/30    631      706
    GMAC Commercial Mortgage Security Inc. 1998-C1               6.974% 05/15/30  1,000    1,083
    Nomura Asset Securities Corporation 1996-MD5                 7.120% 04/13/39    520      566
                                                                                        --------
                                                                                           6,565
                                                                                        --------
  Stripped Securities                                    0.1%
    LB-UBS Commercial Mortgage Trust 2001-C3                     1.214% 06/15/36  3,234      180/A,F/
                                                                                        --------

Total Mortgage-Backed Securities
   (Identified Cost--$6,616)                                                               6,745
-----------------------------------------------------------------------------------------------------

                                      10



                                                   % OF            MATURITY
                                                NET ASSETS  RATE     DATE     PAR       VALUE
                                                -------------------------------------------------
U.S. Government Securities                         6.2%
    United States Treasury 10 Year Inflation
     Protection Security                                    1.875% 07/15/13 $10,000 $ 10,001/G/
    United States 10 Year Treasury Note                     4.250% 08/15/13     550      551
                                                                                    --------

Total U.S. Government Securities
   (Identified Cost--$10,568)                                                         10,552
-------------------------------------------------------------------------------------------------
Yankee Bonds/H/                                   32.4%

  Chemicals                                        0.3%
    Rhodia SA                                               8.875% 06/01/11     494      454/A/
                                                                                    --------

  Electric                                         1.1%
    Hydro-Quebec                                            6.300% 05/11/11   1,700    1,917/B/
                                                                                    --------

  Energy                                           1.8%
    Calpine Canada Power Ltd.                               8.500% 05/01/08     500      399
    North America Energy Partners                           8.750% 12/01/11     270      283/A/
    Petroliam Nasional Berhad                               7.750% 08/15/15   2,000    2,405/A/
                                                                                    --------
                                                                                       3,087
                                                                                    --------
  Entertainment                                    0.1%
    Alliance Atlantis Communications Inc.                  13.000% 12/15/09     107      122
                                                                                    --------

  Food, Beverage and Tobacco                       0.9%
    Bavaria S.A.                                            8.875% 11/01/10   1,550    1,589/A/
                                                                                    --------

  Foreign Government                              17.8%
    Dominican Republic                                      9.500% 09/27/06     370      311/A/
    Federative Republic of Brazil                          14.500% 10/15/09   1,430    1,870
    Federative Republic of Brazil                          12.000% 04/15/10     800      960
    Federative Republic of Brazil                           2.063% 04/15/12     600   539/I/
    Federative Republic of Brazil                           8.000% 04/15/14   1,884    1,846
    Federative Republic of Brazil                           8.875% 04/15/24     100       98
    Federative Republic of Brazil                          11.000% 08/17/40   1,140    1,254
    Morocco A Loan Participation Note                       2.031% 01/02/09     314      308/I/
    Republic of Bulgaria                                    8.250% 01/15/15   2,623    3,075/A/
    Republic of Colombia                                   10.500% 07/09/10     890      998
    Republic of Colombia                                   11.750% 02/25/20   2,090    2,518
    Republic of Ecuador                                    12.000% 11/15/12     265      259/A/
    Republic of Ecuador                                     7.000% 08/15/30     360      279/A,C/
    Republic of Panama                                      9.625% 02/08/11   1,420    1,640
    Republic of Panama                                     10.750% 05/15/20   1,320    1,584

                                      11

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Western Asset Premier Bond Fund--Continued

                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE    PAR       VALUE
                                            ------------------------------------------------
Yankee Bonds/H/--Continued

  Foreign Government--Continued
    Republic of Peru                                    9.125% 02/21/12 $  200 $    223
    Republic of Peru                                    5.000% 03/07/17  3,102    2,868/C/
    Republic of Peru                                    8.750% 11/21/33    520      520
    Republic of Philippines                             9.875% 01/15/19  1,150    1,216
    Republic of Turkey                                 12.375% 06/15/09    200      256
    Republic of Turkey                                 11.750% 06/15/10    190      240
    Russian Federation                                  8.250% 03/31/10    330      369
    Russian Federation                                  5.000% 03/31/30  3,720    3,581
    Russian Ministry of Finance                         3.000% 05/14/06     10       10
    United Mexican States                              11.500% 05/15/26  2,355    3,409
                                                                               --------
                                                                                 30,231
                                                                               --------

  Insurance                                    0.8%
    Residential Reinsurance LTD                         6.073% 06/01/05    300      307/A,I/
    XL Capital Finance (Europe) plc                     6.500% 01/15/12  1,000    1,095
                                                                               --------
                                                                                  1,402
                                                                               --------
  Manufacturing (Diversified)                  2.2%
    Tyco International Group SA                         6.375% 10/15/11  1,000    1,069
    Tyco International Group SA                         6.875% 01/15/29  2,615    2,680
                                                                               --------
                                                                                  3,749
                                                                               --------
  Media                                        0.2%
    Vivendi Universal SA                                9.250% 04/15/10    303      359/A/
                                                                               --------

  Oil and Gas                                  1.3%
    Anderson Exploration Ltd.                           6.750% 03/15/11  2,000    2,218
                                                                               --------

  Paper and Forest Products                    0.2%
    Abitibi-Consolidated Inc.                           8.850% 08/01/30    300      324
                                                                               --------

  Services                                     0.3%
    Compagnie Generale de Geophysique SA               10.625% 11/15/07    500      530
                                                                               --------

  Special Purposes                             4.0%
    Arcel Finance Limited                               5.984% 02/01/09  1,200    1,287/A/
    Burlington Resources Finance                        7.400% 12/01/31    450      533
    Deutsche Telekom Int'l. Finance                     5.250% 07/22/13    600      606
    Eircom Funding                                      8.250% 08/15/13     80       89
    MDP Acquisitions PLC                                9.625% 10/01/12    500      560

                                      12



                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE      PAR       VALUE
                                          ------------------------------------------------
Yankee Bonds/H/--Continued

  Special Purposes--Continued
    PDVSA Finance Ltd.                               8.500% 11/16/12 $   1,310 $  1,271
    Petrozuata Finance, Inc.                         8.220% 04/01/17     2,000    1,840/A/
    UFJ Finance Aruba AEC                            6.750% 07/15/13       500      533
                                                                               --------
                                                                                  6,719
                                                                               --------
  Telecommunications                         0.5%
    France Telecom SA                                9.750% 03/01/31       600      797
                                                                               --------

  Telecommunications (Cellular/Wireless)     0.2%
    Vodaphone Group PLC                              7.750% 02/15/10       250      296
                                                                               --------

  Transportation                             0.7%
    Canadian Pacific Railway                         6.250% 10/15/11     1,000    1,099
    OMI Corporation                                  7.625% 12/01/13       110      111/A/
                                                                               --------
                                                                                  1,210
                                                                               --------
Total Yankee Bonds
   (Identified Cost--$48,255)                                                    55,004
------------------------------------------------------------------------------------------
Preferred Stocks                             0.3%
    CSC Holdings Inc.                                                     4shs      450
                                                                               --------
Total Preferred Stocks
   (Identified Cost--$329)                                                          450
------------------------------------------------------------------------------------------
Warrants                                     N.M.
    American Tower                                                    0.251wts       31
                                                                               --------
Total Warrants
   (Identified Cost--$16)                                                            31
                                                                               --------
Total Long-Term Securities
   (Identified Cost--$213,272)                                                  230,374
                                                                               --------

                                      13

Annual Report to Shareholders

SCHEDULE OF INVESTMENTS--Continued

Western Asset Premier Bond Fund--Continued

                                                                                       % OF
                                                                                    NET ASSETS    PAR       VALUE
                                                                                    ---------------------------------
Short-Term Securities                                                                     5.4%

  Repurchase Agreement
    Credit Suisse First Boston
     0.97%, dated 12/31/03, to be repurchased at $9,151 on 01/02/04 (Collateral:
     $9,275 Federal Home Loan Bank bonds, due 12/15/05, value $9,333)                           $9,150     $  9,150
                                                                                                           --------

Total Short-Term Securities
   (Identified Cost--$9,150)                                                                                  9,150
---------------------------------------------------------------------------------------------------------------------
Total Investments
   (Identified Cost--$222,422)                                                          141.1%              239,524
Other Assets Less Liabilities                                                             1.3%                2,248
Liquidation Value of Preferred Shares                                                  (42.4%)              (72,000)
                                                                                                           --------
Net Assets Applicable to Common Shareholders                                            100.0%             $169,772
                                                                                                           ========

                                                                                                ACTUAL
                                                                                    EXPIRATION CONTRACTS APPRECIATION
                                                                                    ---------------------------------
  Futures Contracts Written/I/
    U.S. Treasury Bond Futures                                                      March 2004     100     $     62
    U.S. Treasury Bond Futures                                                      March 2004      90           56
    U.S. Treasury Bond Futures                                                      March 2004      23           25
                                                                                                           --------
                                                                                                           $    143
                                                                                                           ========

---------------------------------------------------------------------------------------------------------------------

/A/Rule 144a Security  - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 17.1% of net assets applicable to common shareholders.
/B/Collateral to cover futures and option contracts.
/C/Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
/D/Convertible Bond - Bond may be converted into the issuer's common stock. /E/Zero-coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/F/Stripped Security - Security with interest-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
/G/Treasury Inflation Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.
/H/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/I/Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of December 31, 2003.
/J/Futures are described in more detail in the Notes to Financial Statements.
N.M.--Notmeaningful.

See notes to financial statements.

                                      14


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(Amounts in Thousands)

Western Asset Premier Bond Fund



Assets:
Investments, at value (cost $222,422)                                              $239,524
Cash                                                                                      1
Interest and dividends receivable                                                     4,146
                                                                                   --------
  Total assets                                                                      243,671
                                                                                   --------

Liabilities:
Dividends to shareholders                                                             1,599
Investment management and administrative fees payable                                   116
Payable for securities purchased                                                         40
Variation margin payable for futures contracts                                           33
Accrued expenses and other liabilities                                                  111
                                                                                   --------
  Total liabilities                                                                   1,899
                                                                                   --------

Preferred Shares:
$25 liquidation value per share applicable to 3 shares authorized and outstanding,
 including dividends payable (Note 6)                                                72,000
                                                                                   --------
Net Assets Applicable to Common Shareholders                                       $169,772
                                                                                   ========

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,320 shares
 issued and outstanding (Note 5)                                                    160,359
Under/(over) distributed net investment income                                         (346)
Accumulated net realized gain/(loss) on investments, options and futures             (7,486)
Net unrealized appreciation/(depreciation) on investments, options and futures       17,245
                                                                                   --------
Net Assets Applicable to Common Shareholders                                       $169,772
                                                                                   ========
Net asset value per common share:
  ($169,772 / 11,320 common shares issued and outstanding)                         $  15.00
                                                                                   ========

--------------------------------------------------------------------------------------------

See notes to financial statements.

                                      15

Annual Report to Shareholders

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
(Amounts in Thousands)

Western Asset Premier Bond Fund


Investment Income:
  Interest                                                                             $16,801
                                                                                       -------

Expenses:
  Advisory and administration fees                                                       1,289
  Audit and legal fees                                                                     210
  Preferred shares auction agent fees                                                      182
  Trustees' fees                                                                            95
  Custodian fees                                                                            69
  Reports to shareholders                                                                   62
  Registration fees                                                                         25
  Transfer agent and shareholder servicing fee                                              25
  Preferred shares rating agency fees                                                       13
  Other expenses                                                                            30
                                                                                       -------
    Total operating expenses                                                             2,000
    Excise tax expense                                                                       7
                                                                                       -------
     Total expenses                                                                      2,007
                                                                                       -------

Net Investment Income                                                                   14,794
                                                                                       -------

Net Realized and Unrealized Gain/(Loss) on Investments, Options and Futures:
  Realized gain/(loss) on:
    Investments                                                                            776
    Options                                                                              1,340
    Futures                                                                             (5,225)
                                                                                       -------
                                                                                        (3,109)
                                                                                       -------
  Unrealized appreciation/(depreciation) on investments, options and futures            20,102
                                                                                       -------
Net realized and unrealized gain/(loss) on investments, options and futures             16,993
                                                                                       -------
Change in net assets resulting from operations                                          31,787
                                                                                       -------
Dividends to Preferred Shareholders from Net Investment Income                            (906)
                                                                                       -------
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations $30,881
                                                                                       =======

-----------------------------------------------------------------------------------------------

See notes to financial statements.

                                      16


STATEMENTS OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (Amounts in Thousands)

Western Asset Premier Bond Fund


                                                                                FOR THE YEAR      FOR THE PERIOD
                                                                                    ENDED             ENDED
                                                                              DECEMBER 31, 2003 DECEMBER 31, 2002*
------------------------------------------------------------------------------------------------------------------

Change in Net Assets Applicable to Common Shareholders:
  Net investment income                                                           $ 14,794           $ 11,013
  Net realized gain/(loss) on investments, options and futures                      (3,109)            (3,960)
  Unrealized appreciation/(depreciation) on investments, options and futures        20,102             (2,857)
                                                                                  --------           --------
  Change in net assets resulting from operations                                    31,787              4,196
                                                                                  --------           --------
  Dividends to Preferred Shareholders from net investment income                      (906)              (323)
                                                                                  --------           --------
Change in Net Assets Applicable to Common Shareholders Resulting from
 Operations                                                                         30,881              3,873
                                                                                  --------           --------

Distributions to Common Shareholders:
  From net investment income                                                       (14,716)           (10,631)
                                                                                  --------           --------

Capital Transactions:
  Proceeds from initial common shares offering                                          --            156,143
  Offering costs from common shares issuance                                            --               (270)
  Offering costs from preferred shares issuance                                       (166)            (1,228)
  Reinvestment of dividends resulting in the issuance of common shares               3,159              2,627
                                                                                  --------           --------
                                                                                     2,993            157,272
                                                                                  --------           --------
  Net change in net assets applicable to common shareholders                        19,158            150,514
                                                                                  --------           --------

Net Assets:
  Beginning of period                                                              150,614                100
                                                                                  --------           --------
  End of period                                                                   $169,772           $150,614
                                                                                  ========           ========

  Under/(over) distributed net investment income                                  $   (346)          $     72
                                                                                  --------           --------

------------------------------------------------------------------------------------------------------------------

*March 28, 2002 (commencement of operations).

See notes to financial statements.

                                      17

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS


 Contained below is per share operating performance data for a common share outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                                                                 FOR THE YEAR      FOR THE PERIOD
                                                                                     ENDED             ENDED
                                                                               DECEMBER 31, 2003 DECEMBER 31, 2002*
--------------------------------------------------------------------------------------------------------------------

Investment Operations:
Net asset value per common share, beginning of period                              $  13.57           $  14.32/(1)/
                                                                                   --------           --------
  Net investment income/(2)/                                                           1.32               1.02
  Net realized and unrealized gain/(loss) on investments, options and futures          1.51              (0.63)
  Dividends to Preferred Shareholders                                                 (0.08)             (0.03)
                                                                                   --------           --------
  Total from investment operations applicable to Common Shareholders                   2.75               0.36
                                                                                   --------           --------
Dividends to Common Shareholders
  From net investment income                                                          (1.31)             (0.97)
                                                                                   --------           --------
Offering costs charged to paid in capital                                             (0.01)             (0.14)
                                                                                   --------           --------
Net asset value per common share, end of period/(3)/                               $  15.00           $  13.57
                                                                                   ========           ========
Market value, end of period/(3)/                                                   $  15.85           $  14.45
                                                                                   ========           ========
Total Investment Return Based on:/(4)/
  Market Value                                                                        21.56%              1.98%
  Net Asset Value                                                                     20.81%              1.87%

Ratio to Average Net Assets Applicable to Common
 Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)         $169,772           $150,614
Expenses                                                                               1.24%              1.55%/(6)/
Expenses, excluding interest expense                                                   1.24%              1.07%/(6)/
Net investment income/(5)/                                                             8.55%              9.37%/(6)/

Portfolio turnover rate                                                                  38%               111%

Asset Coverage on preferred shares per $1,000, end of period                       $  3,384           $  3,141

--------------------------------------------------------------------------------------------------------------------

/(1)/Net sales load of $0.68 on initial shares issued.
/(2)/Based on average shares outstanding.
/(3)/Net asset value and market value are published in The Wall Street Journal each Monday.
/(4)/Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
/(5)/Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders are 9.11% and 9.66%, respectively.
/(6)/Annualized.
*March 28, 2002 (commencement of operations).

See notes to financial statements.

                                      18


NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands)

1. Significant Accounting Policies:
   Western Asset Premier Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

   The Fund's investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific state, industry or region.

   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation
   Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund's Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund's Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

   Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agencies) aggregated $74,220 and $92,594, respectively, for the year ended December 31, 2003. There were purchases of $12,592 and sales of $2,077 of U.S. government and government agency obligations for the year ended December 31, 2003.

Foreign Currency Transactions
   Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at current rates of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
   The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times equal to at least the total amount of the repurchase obligation, including interest. In the event of a counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the fund in

                                      19

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS--Continued
(Amounts in Thousands)

the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements
   The Fund may engage in reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield to the buyer during the buyer's holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash collateral retained by the Fund. In the event the buyer of the securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations. The Fund had no reverse repurchase agreements outstanding at December 31, 2003.

Options, Futures and Swap Agreements
   The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Common Shareholders
   Dividend income and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly to common shareholders. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Short Sales
   The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at December 31, 2003.

Reclassification of Capital Accounts
   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the period ended December 31, 2003, the Fund increased accumulated net realized losses on investments, options and futures by $404, increased Under/(over) distributed net investment income by $410 and decreased common shares by $6.

                                      20




2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

3. Financial Instruments:

Forward Foreign Currency Exchange Contracts
   As part of the investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in the contract's market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund had no outstanding forward foreign exchange contracts as of December 31, 2003.

Option and Futures
   As part of the investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When a fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a fund writes a put or call option, an amount equal to the premium received by the fund is recorded as a liability and its value is marked-to-market daily.

 When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:                Impact on the Fund:
The option expires               Realize a loss in the amount of the cost of the option.
---------------------------------------------------------------------------------------------------------------------------
The option is closed through a   Realize a gain or loss depending on whether the proceeds from the closing sale
closing sale transaction         transaction are greater or less than the cost of the option.
---------------------------------------------------------------------------------------------------------------------------
The Fund exercises a call option The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
---------------------------------------------------------------------------------------------------------------------------
The Fund exercises a put option  Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
---------------------------------------------------------------------------------------------------------------------------

                                      21

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS--Continued
(Amounts in Thousands)

Written option:                       Impact on the Fund:
The option expires                    Realize a gain equal to the amount of the premium
                                      received.
----------------------------------------------------------------------------------------
The option is closed through a        Realize a gain or loss without regard to any
closing purchase transaction          unrealized gain or loss on the underlying
                                      security and eliminate the option liability. The
                                      Fund will realize a loss in this transaction if
                                      the cost of the closing purchase exceeds the
                                      premium received when the option was written.
----------------------------------------------------------------------------------------
A written call option is exercised by Realize a gain or loss from the sale of the
the option purchaser                  underlying security. The proceeds of that sale
                                      will be increased by the premium originally
                                      received when the option was written.
----------------------------------------------------------------------------------------
A written put option is exercised by  The amount of the premium originally received
the option purchaser                  will reduce the cost of the security that the
                                      Fund purchased when the option was exercised.
----------------------------------------------------------------------------------------

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the schedule of investments. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty's inability or unwillingness to perform.

   Activity in written call and put options for the year ended December 31, 2003 was as follows:

                                               Calls                 Puts
                                         -------------------  ------------------
                                          Actual               Actual
                                         Contracts Premiums   Contracts Premiums
                                         -------------------  ------------------
Options outstanding at December 31, 2002     700   $   826        785   $   694
Options written                            2,290     1,919      3,846     2,862
Options closed                            (1,890)   (1,637)    (2,430)   (1,529)
Options expired                             (400)     (282)    (2,201)   (2,027)
Options exercised                           (700)     (826)        --        --
                                          ------   -------     ------   -------
Options outstanding at December 31, 2003      --   $    --         --   $    --
                                          ======   =======     ======   =======

   Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Fund enters into futures contracts in connection with its interest rate management strategy, or for other purposes. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates (if applicable). In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   The open short futures positions and related appreciation or depreciation at December 31, 2003, are listed at the end of the Fund's schedule of investments.

Swap Agreements
   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreements unless the adviser

                                      22



believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the agreement counterparty. The Fund may invest in different types of swap agreements. The Fund had no open swap agreements at December 31, 2003.

4. Distributions to Shareholders:
   The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 was as follows:

                                         December 31, December 31,
                                             2003         2002
                                         ------------ ------------
             Distribution paid from:
             Ordinary Income               $15,622      $10,954
             Net Long-Term Capital Gains        --           --
                                           -------      -------
             Total Taxable Distribution    $15,622      $10,954

   As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

              Undistributed ordinary income--net         $    81
              Undistributed long-term capital gains--net      --
                                                         -------
              Total undistributed earnings--net          $    81
              Capital loss carryforward                  $(7,204)*
              Unrealized gains/(losses)--net              16,536**
                                                         -------
              Total accumulated earnings/(losses)--net   $ 9,413
                                                         =======

--------
*At December 31, 2003, the Fund had a net capital loss carryforward of $7,204, of which $5,139 expires in the year 2010 and $2,065 expires in the year 2011. This amount will be available to offset like amounts of any future taxable gains.
**The difference between book-basis and tax-basis unrealized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods of premium and discount and the mark to market rules for options and futures contracts and other book/tax temporary differences.

   At December 31, 2003, the cost of securities for federal income tax purposes was $222,950. Accordingly, gross unrealized appreciation of investment was $17,843 and gross unrealized depreciation of investments was $1,269, resulting in net unrealized appreciation of $16,574.

5. Common Shares:
   Of the common shares of stock outstanding at December 31, 2003, Western Asset Management Company owned 8,191 shares (share amounts are not in thousands).

6. Preferred Shares (amounts are not in thousands):
   There are 2,880 shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as set forth in the Fund's Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the "Bylaws"), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

   Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 1.04% to 1.65% from December 31, 2002 to December 31, 2003. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

                                      23

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS--Continued
(Amounts in Thousands)


   The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

   Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

7. Securities Loaned:
   The Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of December 31, 2003, there were no securities on loan.

8. Transactions with Affiliates and Certain Other Parties:
   The Fund has an Investment Management Agreement with Western Asset Management Company ("Western Asset"). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund's total managed assets. Pursuant to a portfolio management agreement between Western Asset and Western Asset Management Company Limited ("WAML"), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund's total managed assets that WAML manages.

 Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the "Administrator"), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund's average weekly total managed assets, subject to a monthly minimum fee of $12,500 (not in thousands).

 Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

9. Trustee Compensation (dollar amounts are not in thousands):
   Each Trustee currently receives a fee of $5,000 annually for serving as a Trustee of the Fund, and a fee of $2,000 and related expenses for each meeting the Board of Trustees attended. The Chairman of the Board receives an additional $2,500 per year for serving in that capacity. Audit Committee members receive $1,000 for each meeting, and the Audit Committee Chairman receives an additional $1,000 annually. Other committee members receive $500 per meeting.

                                      24


REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Trustees of Western Asset Premier Bond Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Western Asset Premier Bond Fund (hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2004

                                      25

Annual Report to Shareholders

FEDERAL TAX INFORMATION
(Unaudited)

   Of the Fund's ordinary income distributions paid during the year ended December 31, 2003, 0.10% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

   The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Western Asset Premier Bond Fund

                                      26


Dividend Reinvestment Plan
   Western Asset Premier Bond Fund ("WEA") and EquiServe Trust Company N.A. ("Agent"), as the Transfer Agent and Registrar of WEA, offer a convenient way to add shares of WEA to your account. WEA offers to all common shareholders a Dividend Reinvestment Plan ("Plan"). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WEA unless the shareholder elects otherwise.

   As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WEA, if the market price of the shares on the date of the distribution is at or above the net asset value ("NAV") of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WEA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan
   WEA will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

   You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

   Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

   Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, Rhode Island 02940-3011--Investor Relations telephone number (866) 290-4386.

Proxy Voting Policies and Procedures
   You may request a free description of the policies and procedures that the Company uses to determine how proxies relating to the Company's portfolio securities are voted by calling 1-626-844-9528 or by writing to the Company, or obtain a copy of these policies and procedures (and other information relating to the Company) from the Securities and Exchange Commission's web site (http://www.sec.gov).

                                      27

Annual Report to Shareholders

TRUSTEES AND OFFICERS

   The Trustees and officers of the Fund, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee or officer may have held different positions with such employer(s). A Statement of Additional Information for the Company includes additional information about the Company's Trustees. You may request a free copy of the Statement of Additional Information by calling 1-626-844-9528. Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, CA 91105.

                                                                                                        Number of
                                      Term of                                                         Portfolios In
                                     Office and                                                       Fund Complex
                      Position(s)  Length of Time              Principal Occupation(s)                 Overseen by
    Name and Age     with the Fund     Served                 During the Past Five Years              Trustee/(1)/
-------------------- ------------- -------------- --------------------------------------------------- -------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------
Ronald J. Arnault    Trustee       Term expires   Retired (1996) Executive Vice President, Chief      14
Age 60                             in 2006;       Financial Officer and member of the Board of
                                   served since   Directors of Atlantic Richfield Company.
                                   2002
--------------------------------------------------------------------------------------------------------------------
John E. Bryson       Trustee       Term expires   Chairman and CEO, Edison International (electric    14
Age 60                             in 2006;       power generator, distributor and structured finance
                                   served since   provider), since 1990. Chairman of Southern
                                   2002           California Edison Company (1990-1999 and 2003-
                                                  present). Chief Executive Officer of Southern
                                                  California Edison Company (1990-1999).
--------------------------------------------------------------------------------------------------------------------
Anita L. DeFrantz    Trustee       Term expires   President (since 1987) and Director (since 1990),   14
Age 51                             in 2004;       Amateur Athletic Foundation of Los Angeles.
                                   served since   President and Director, Kids in Sports, since 1994.
                                   2002           Vice President and Director International Rowing
                                                  Federation 1997-Present. Member International
                                                  Olympic Committee ("IOC"), 1986-Present.
                                                  Member IOC Executive Board 1992-2001. Member
                                                  U.S. Olympic Committee ("USOC") 1976-Present.
                                                  Member USOC Executive Board 1997-Present.
--------------------------------------------------------------------------------------------------------------------
William G. McGagh    Trustee and   Term expires   Consultant, McGagh Associates (corporate financial  14
Age 74               Chairman of   in 2004;       consulting), since 1989. Chairman of the Board of
                     the Trustees  served since   the John Tracy Clinic. Chairman of the Board of
                                   2002           the Los Angeles Orthopaedic Hospital. Formerly,
                                                  Senior Vice President, Chief Financial Officer and
                                                  Director of Northrup Grumman Corp. (defense,
                                                  aerospace and cyberspace products).
--------------------------------------------------------------------------------------------------------------------
William E. B. Siart  Trustee       Term expires   Chairman, Walt Disney Concert Hall, Inc., since     14
Age 57                             in 2005;       1998. Chairman, Excellent Education Development,
                                   served since   since 2000, President and Chief Executive Officer
                                   2002           (1998-2000). Formerly: First Interstate Bancorp,
                                                  Chairman and Chief Executive Officer.
--------------------------------------------------------------------------------------------------------------------
Louis A. Simpson     Trustee       Term expires   President and Chief Executive Officer, Capital      14
Age 67                             in 2005;       Operations, since 1993, GEICO Corporation.
                                   served since   Formerly: President and Chief Executive Officer,
                                   2002           Western Asset Management Company ("Western
                                                  Asset") (1977-1979).
--------------------------------------------------------------------------------------------------------------------


                                                          Other
             Principal Occupation(s)                  Directorships
            During the Past Five Years               Held by Trustee
--------------------------------------------------- -----------------

---------------------------------------------------------------------
Retired (1996) Executive Vice President, Chief      None
Financial Officer and member of the Board of
Directors of Atlantic Richfield Company.

---------------------------------------------------------------------
Chairman and CEO, Edison International (electric    Director of The
power generator, distributor and structured finance Boeing Company
provider), since 1990. Chairman of Southern         and The Walt
California Edison Company (1990-1999 and 2003-      Disney Company
present). Chief Executive Officer of Southern
California Edison Company (1990-1999).
---------------------------------------------------------------------
President (since 1987) and Director (since 1990),   None
Amateur Athletic Foundation of Los Angeles.
President and Director, Kids in Sports, since 1994.
Vice President and Director International Rowing
Federation 1997-Present. Member International
Olympic Committee ("IOC"), 1986-Present.
Member IOC Executive Board 1992-2001. Member
U.S. Olympic Committee ("USOC") 1976-Present.
Member USOC Executive Board 1997-Present.
---------------------------------------------------------------------
Consultant, McGagh Associates (corporate financial  None
consulting), since 1989. Chairman of the Board of
the John Tracy Clinic. Chairman of the Board of
the Los Angeles Orthopaedic Hospital. Formerly,
Senior Vice President, Chief Financial Officer and
Director of Northrup Grumman Corp. (defense,
aerospace and cyberspace products).
---------------------------------------------------------------------
Chairman, Walt Disney Concert Hall, Inc., since     Director of
1998. Chairman, Excellent Education Development,    Sybron Dental
since 2000, President and Chief Executive Officer   Specialties, Inc.
(1998-2000). Formerly: First Interstate Bancorp,
Chairman and Chief Executive Officer.
---------------------------------------------------------------------
President and Chief Executive Officer, Capital      Director of
Operations, since 1993, GEICO Corporation.          Comcast Corp.
Formerly: President and Chief Executive Officer,    and ResMed Inc.
Western Asset Management Company ("Western
Asset") (1977-1979).
---------------------------------------------------------------------

                                      28



                                                                                                            Number of
                                         Term of                                                          Portfolios In
                                        Office and                                                        Fund Complex
                         Position(s)  Length of Time               Principal Occupation(s)                 Overseen by
     Name and Age       with the Fund     Served                  During the Past Five Years              Trustee/(1)/
----------------------- ------------- -------------- ---------------------------------------------------- -------------
       Officers
------------------------------------------------------------------------------------------------------------------------
James W. Hirschmann III President     Served since   Director, President and Chief Executive Officer,     N/A
Age 43                                2001/(2)/      Western Asset, March 1999 to present; Director of
                                                     Western Asset Management Company Limited, 1999
                                                     to present; Member, Board of Directors of Medical
                                                     Simulation Corporation; Member, Board of Trustees
                                                     of Widener College; President, Western Asset
                                                     Funds, Inc. and Pacific American Income Shares,
                                                     Inc. Formerly: Director of Marketing, Western Asset,
                                                     April 1989 to 1998; Vice President and Director of
                                                     Marketing, Financial Trust Corporation (bank
                                                     holding company), 1988 to 1989; Vice President of
                                                     Marketing, Atalanta/Sosnoff Capital (investment
                                                     management company), 1986 to 1988.
------------------------------------------------------------------------------------------------------------------------
Ilene S. Harker         Vice          Served since   Head of Enterprise Risk Management, Western          N/A
Age 49                  President     2001/(2)/      Asset, 2003 to present; Vice President, Pacific
                                                     American Income Shares, Inc., since April 1996;
                                                     Vice President, Western Asset Funds, Inc., since
                                                     November 1990. Formerly: Secretary of Pacific
                                                     American Income Shares, Inc., 1993 to 1996;
                                                     Director of Compliance and Controls, Western
                                                     Asset, 1978 to 2003.
------------------------------------------------------------------------------------------------------------------------
S. Kenneth Leech        Vice          Served since   Chief Investment Officer, Western Asset, 1998 to     N/A
Age 49                  President     2001/(2)/      present; Vice President, Western Asset Funds, Inc.
                                                     and Pacific American Income Shares, Inc. Formerly:
                                                     Director of Portfolio Management, Western Asset,
                                                     1990 to 1998; Senior Trader, Greenwich Capital,
                                                     1988 to 1990; Fixed Income Manager of The First
                                                     Boston Corporation (holding company; stock and
                                                     bond dealers), 1980 to 1987; Portfolio Manager of
                                                     National Bank of Detroit, 1977 to 1980.
------------------------------------------------------------------------------------------------------------------------
Marie K. Karpinski      Treasurer     Served since   Vice President, Legg Mason Wood Walker,              N/A
Age 55                  and           2001/(2)/      Incorporated, 1992 to present; Vice President and
                        Principal                    Treasurer of all Legg Mason retail funds (open-end
                        Financial                    investment companies), 1986 to present; Vice
                        and                          President and Treasurer of Legg Mason Charles
                        Accounting                   Street Trust, Inc. (open-end investment company)
                        Officer                      and Western Asset Funds, Inc.; Treasurer and
                                                     Principal Financial and Accounting Officer of
                                                     Pacific American Income Shares, Inc., 2001 to
                                                     present, Western Asset Funds, Inc., 1990 to
                                                     present, Western Asset/Claymore U.S. Treasury
                                                     Inflation Protected Securities Fund, 2003 to present
                                                     and Western Asset U.S. Treasury Inflation
                                                     Protected Securities Fund 2, 2004 to present.
                                                     Formerly: Assistant Treasurer of Pacific American
                                                     Income Shares, Inc., 1988 to 2001; Assistant Vice
                                                     President, Legg Mason Wood Walker,
                                                     Incorporated, 1989 to 1992.
------------------------------------------------------------------------------------------------------------------------


                                                          Other
              Principal Occupation(s)                 Directorships
             During the Past Five Years              Held by Trustee
---------------------------------------------------- ---------------

--------------------------------------------------------------------
Director, President and Chief Executive Officer,     N/A
Western Asset, March 1999 to present; Director of
Western Asset Management Company Limited, 1999
to present; Member, Board of Directors of Medical
Simulation Corporation; Member, Board of Trustees
of Widener College; President, Western Asset
Funds, Inc. and Pacific American Income Shares,
Inc. Formerly: Director of Marketing, Western Asset,
April 1989 to 1998; Vice President and Director of
Marketing, Financial Trust Corporation (bank
holding company), 1988 to 1989; Vice President of
Marketing, Atalanta/Sosnoff Capital (investment
management company), 1986 to 1988.
--------------------------------------------------------------------
Head of Enterprise Risk Management, Western          N/A
Asset, 2003 to present; Vice President, Pacific
American Income Shares, Inc., since April 1996;
Vice President, Western Asset Funds, Inc., since
November 1990. Formerly: Secretary of Pacific
American Income Shares, Inc., 1993 to 1996;
Director of Compliance and Controls, Western
Asset, 1978 to 2003.
--------------------------------------------------------------------
Chief Investment Officer, Western Asset, 1998 to     N/A
present; Vice President, Western Asset Funds, Inc.
and Pacific American Income Shares, Inc. Formerly:
Director of Portfolio Management, Western Asset,
1990 to 1998; Senior Trader, Greenwich Capital,
1988 to 1990; Fixed Income Manager of The First
Boston Corporation (holding company; stock and
bond dealers), 1980 to 1987; Portfolio Manager of
National Bank of Detroit, 1977 to 1980.
--------------------------------------------------------------------
Vice President, Legg Mason Wood Walker,              N/A
Incorporated, 1992 to present; Vice President and
Treasurer of all Legg Mason retail funds (open-end
investment companies), 1986 to present; Vice
President and Treasurer of Legg Mason Charles
Street Trust, Inc. (open-end investment company)
and Western Asset Funds, Inc.; Treasurer and
Principal Financial and Accounting Officer of
Pacific American Income Shares, Inc., 2001 to
present, Western Asset Funds, Inc., 1990 to
present, Western Asset/Claymore U.S. Treasury
Inflation Protected Securities Fund, 2003 to present
and Western Asset U.S. Treasury Inflation
Protected Securities Fund 2, 2004 to present.
Formerly: Assistant Treasurer of Pacific American
Income Shares, Inc., 1988 to 2001; Assistant Vice
President, Legg Mason Wood Walker,
Incorporated, 1989 to 1992.
--------------------------------------------------------------------

                                      29

Annual Report to Shareholders

TRUSTEES AND OFFICERS--Continued

                                                                                                  Number of
                                Term of                                                         Portfolios In
                               Office and                                                       Fund Complex       Other
                Position(s)  Length of Time              Principal Occupation(s)                 Overseen by   Directorships
 Name and Age  with the Fund     Served                 During the Past Five Years              Trustee/(1)/  Held by Trustee
-------------- ------------- -------------- --------------------------------------------------- ------------- ---------------
   Officers
-----------------------------------------------------------------------------------------------------------------------------
Erin K. Morris Assistant     Served since   Assistant Vice President of Legg Mason Wood         N/A           N/A
Age 37         Treasurer     2001/(2)/      Walker, Incorporated, 2002 to present; Assistant
                                            Treasurer (2001 to present) of: Legg Mason Income
                                            Trust, Legg Mason Cash Reserve Trust, Legg Mason
                                            Tax Exempt Trust, Legg Mason Tax-Free Income
                                            Fund, Pacific American Income Shares, Inc.,
                                            Western Asset Funds, Inc., Western Asset/
                                            Claymore U.S. Treasury Inflation Protected
                                            Securities Fund (2003 to present) and Western
                                            Asset/Claymore U.S. Treasury Inflation Protected
                                            Securities Fund 2 (2004 to present); Manager, Fund
                                            Accounting, Legg Mason Wood Walker,
                                            Incorporated (2000 to present). Formerly: Assistant
                                            Manager, Fund Accounting, Legg Mason Wood
                                            Walker, Incorporated (1993 to 2000).
-----------------------------------------------------------------------------------------------------------------------------
Lisa G. Mrozek Secretary     Served since   Senior Compliance Officer, Western Asset;           N/A           N/A
Age 41                       2001/(2)/      President of the Board of Directors of Southern
                                            California Dollars for Scholars; Member of the
                                            Board of Trustees of Scholarship America;
                                            Secretary, Western Asset Funds, Inc. and Pacific
                                            American Income Shares, Inc. (1999 to present).
                                            Formerly: Assistant Vice President, Fund Business
                                            Management, Capital Research and Management
                                            Company (an investment management firm), 1990
                                            to 1999.
-----------------------------------------------------------------------------------------------------------------------------

/(1)/Each Trustee also serves as a Director for Pacific American Income Shares,
     Inc. (closed-end investment company) and Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund.
/(2)/Each officer shall hold office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.

                                      30

Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

          THE REGISTRANT, WESTERN ASSET PREMIER BOND FUND, HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert

Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

          THE DIRECTORS OF WESTERN ASSET PREMIER BOND FUND DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          MR. RONALD J. ARNAULT IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

     (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

          FY 02 - $23,300
          FY 03 - $26,900

     (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.


          FY 02 - $18,785 (2 tests required to be audited)
          FY 03 - $ 8,700

          REVIEW OF THE RATING AGENCY COMPLIANCE TESTING FOR THE REGISTRANT'S AUCTION MARKET PREFERRED SHARES OUTSTANDING.

     (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

          FY 02 - $800
          FY 03 - $870

          SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

     (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs
          (a) through (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

          FY 02 - $0
          FY 03 - $3,500

          INTERIM AUDIT OF FUND SECURITIES' PRICING AND N-CSR CERTIFICATION RELATED ITEMS.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          WITH REGARD TO THE POSSIBLE NECESSITY FOR PRE-APPROVAL BETWEEN MEETINGS, THE COMMITTEE AGREED TO ARRANGE APPROVAL BY MEANS OF TELEPHONIC MEETING OR IN WRITING, INCLUDING BY AN EXCHANGE OF E-MAILS.

          (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          NONE.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


          NOT APPLICABLE.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          FY 02 - $542,653
          FY 03 - $883,350

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

          THE MEMBERS OF THE AUDIT COMMITTEE OF WESTERN ASSET PREMIER BOND FUND HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT WERE NOT PRE-APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

          A COPY OF THE PROXY VOTING POLICIES AND PROCEDURES IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 8 - Reserved


Item 9 - Controls and Procedures

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

          WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

          THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

     (a)  File the exhibits listed below as part of this Form.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

          (ATTACHED)

     (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

          (ATTACHED)

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
          of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

          (ATTACHED)


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:  /s/ James W. Hirschmann
     ------------------------

James W. Hirschmann
President, Western Asset Premier Bond Fund

Date:  2/20/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Hirschmann
     ------------------------

James W. Hirschmann
President, Western Asset Premier Bond Fund

Date:  2/20/04

By:  /s/ Marie K. Karpinski
     -----------------------

Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer,
Western Asset Premier Bond Fund

Date:  2/20/04